Summary of Significant Accounting Policies (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash balances	$ 71,136		¥ 500,000
Convertible bond investment	4,500,000
Impairment loss	900,000
Advances received	1,224,178			537,646
Uncertain tax positions
Value added tax percentage	6.00%
Dilutive securities
Compensation limit amount					$ 71,136	¥ 500,000
Warrant Liability [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of warrant liability	6,760,000
Convertible Bond [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible bond investment	4,500,000
Expected credit loss